Intangible Assets (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Textual)
Intangible assets	$ 330,000		$ 360,000	$ 400,000
Amortization expenses	30,000	$ 30,000	40,000	$ 0
Patents [Member]
Intangible Assets (Textual)
Intangible assets	$ 400,000		$ 400,000